EQUITY (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Partnership Units [Line Items]
Beginning balance	$ (572)	$ 3,277
Ending balance	$ (1,424)	$ (572)
Class C Shares
Schedule of Partnership Units [Line Items]
Beginning balance (in shares)	1,402,451,000,000	0
Share issuance (in shares)	0	1,402,451,000,000
Ending balance (in shares)	1,402,451,000,000	1,402,451,000,000
Share capital
Schedule of Partnership Units [Line Items]
Beginning balance	$ 53
Ending balance	53	$ 53
Share capital | Class C Shares
Schedule of Partnership Units [Line Items]
Beginning balance	53	0
Share issuance	0	53
Ending balance	$ 53	$ 53